Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Cash	￦	21,113	14,070
Other demand deposits		1,906,248	1,780,548
Short-term deposits classified as cash equivalents		1,063,290	1,107,687
Short-term investments classified as cash equivalents		244,129	1,440,582

	￦	3,234,780	4,342,887